Income Tax	12 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
Income tax

Note 12. Income tax

British Virgin Islands

The Company was incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the British Virgin Islands.

Hong Kong

BU Creation and BU Workshop were incorporated in Hong Kong and subject to the Hong Kong corporate income tax rate of 16.5% on income derived from Hong Kong.

The components of the income tax provision were as follows:

	For the years ended June 30,
	2026	2025	2024
Current income tax expense	14,370	212,115	129,456
Deferred income tax expense (benefit)	124	695	(669)
Total income tax expenses	$14,494	$212,810	$128,787

A reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes prior to the adoption of ASU 2023-09 was as follows:

	For the years ended June 30,
	2025	2024
Income before income tax	$1,012,147	$1,009,004
Hong Kong income tax statutory rate	16.5%	16.5%
Income tax at statutory rate	167,004	166,486
Preferential tax rate*	(23,842)	(37,139)
Non-deductible expense	67,197	—
Permanent differences	2,451	(560)
Income tax expenses	$212,810	$128,787

A reconciliation between the statutory tax rate to loss before income taxes and the actual provision for income taxes for the year ended June 30, 2026 after the adoption of ASU 2023-09 was as follows:

	For the year ended June 30,
	2026
Loss before income tax	$(4,798,703)
Hong Kong income tax statutory rate	16.5%
Income tax at statutory rate	(791,786)	16.5%

Foreign tax effects:
British Virgin Islands
- Different tax rates in other jurisdictions	814,262	(17.0)%
Other foreign jurisdictions
- Non-deductible expenses	75	(0.0)%
Preferential tax rate*	(4,318)	0.1%
Non-deductible expenses	37,322	(0.8)%
Non-taxable income	(41,061)	0.9%
Income tax expenses	$14,494	(0.3)%

*	With effective from April 1, 2018, the provision for Hong Kong current tax is based on a preferential rate of 8.25% on the first approximately $255,000 (HKD2,000,000) of the assessable income as determined in accordance with the relevant income tax rules and regulations of Hong Kong. In addition, each entity was entitled to a 100% waiver of the profit tax subject to a ceiling of HKD3,000 (approximately $380), HKD1,500 (approximately $190) and HKD3,000 (approximately $380) for the taxable years of 2026, 2025 and 2024, respectively.

The composition of cash paid for income tax, net of refunds received for the year ended June 30, 2026 is as follows:

2026

Hong Kong	$99,871
Total	$99,871

Deferred tax assets net of deferred tax liabilities at June 30, 2026 and 2025 were nil and $123, respectively. These deferred tax assets reflect the tax effect of temporary differences between the book and taxable income related to the lease expense and capital allowance claimed in Hong Kong, where the Company operates.

Deferred tax assets and liabilities are comprised of the following:

	As of June 30,
	2026	2025
Deferred tax assets:
Operating lease liabilities	$94,408	$7,067
Total deferred tax assets	$94,408	$7,067
Deferred tax liabilities:
Right of use assets – operating lease	$(94,408)	$(6,944)
Total deferred tax liabilities	$(94,408)	$(6,944)
Deferred tax assets, net	$—	$123